Business Combinations - MTN telecom towers in South Africa (Details) $ in Thousands		4 Months Ended	9 Months Ended
	May 31, 2022 USD ($) site item	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) item
Disclosure of detailed information about business combination [line items]
Number of business acquired | item			2
Revenue - postacquisition			$ 1,444,000
Loss after tax of combined entity			(210,000)
Gross consideration		$ 2,729	2,729
Net cash consideration		1,910	1,910
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset		1,947	1,947
Network related intangible asset		671	671
Total identifiable net assets acquired		2,729	2,729
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets		1,032	$ 1,032
MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Number of Towers Acquired | item	5,691
Number of service sites to which entity is providing Managed Services after acquisition | site	13,000
Proportion of ownership interest in subsidiary			100.00%
Goodwill deductible for tax purpose	$ 0
Gross consideration	421,239
Net cash consideration	421,239
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset	128,827
Network related intangible asset	66,814
Right of use asset	97,027
Lease liabilities	(97,027)
Deferred tax	(54,778)
Provisions for other liabilities and charges	(69,327)
Total identifiable net assets acquired	358,783
Goodwill	$ 62,456
Revenue - post-acquisition		40,927
Loss - post-acquisition		$ (13,788)
MTN telecom towers in South Africa | After transfer of non-controlling interests
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%
Proportion of ownership interests held by non-controlling interests	30.00%
MTN telecom towers in South Africa | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	$ 287,247